PROPERTY AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property And Equipments
Property and equipment, gross	$ 12,056,435	$ 11,435,165
Less accumulated depreciation	(1,898,506)	(1,347,011)
Property and equipment, net	10,157,929	10,088,154
Depreciation expense	551,495	566,608
Land
Property And Equipments
Property and equipment, gross	1,808,958	1,808,958
Buildings and improvements
Property And Equipments
Property and equipment, gross	9,075,751	8,685,469
Construction in process
Property And Equipments
Property and equipment, gross		21,270
Furniture and equipment
Property And Equipments
Property and equipment, gross	$ 1,171,726	$ 919,468